Document and Entity Information	12 Months Ended
Apr. 30, 2012
Document And Entity Information
Entity Registrant Name	REG TECHNOLOGIES INC
Entity Central Index Key	0000925541
Document Type	20-F
Document Period End Date	Apr. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	34,883,793
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012